Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Profit Before Tax	$ 2,372	$ 1,896
Finance income and expense	602	588
Share of after-tax losses of associates and joint ventures	48	20
Depreciation, amortisation and impairment	1,550	1,551
Decrease/(increase) in working capital and short-term provisions	857	(780)
Gains on disposal of intangible assets	(354)	(411)
Gains on disposal of investments in associates and joint ventures	(776)
Fair value movements on contingent consideration arising from business combinations	82	(44)
Non-cash and other movements	(363)	(511)
Cash generated from operations	4,018	2,309
Interest paid	(323)	(338)
Tax paid	(869)	(792)
Net cash outflow from operating activities	2,826	1,179
Cash flows from investing activities
Payment of contingent consideration from business combinations	(309)	(353)
Purchase of property, plant and equipment	(508)	(370)
Disposal of property, plant and equipment	4	67
Purchase of intangible assets	(314)	(983)
Disposal of intangible assets	573	474
Purchase of non-current asset investments	(10)	(119)
Disposal of non-current asset investments		949
Movement in short-term investments, fixed deposits and other investing instruments	135	463
Payments to associates and joint ventures	(55)	(8)
Disposal of investments in associates and joint ventures	776
Interest received	27	37
Net cash outflow from investing activities	319	157
Net cash inflow before financing activities	3,145	1,336
Cash flows from financing activities
Proceeds from issue of share capital	9	9
Repayment of loans	(611)
Issue of loans	7,944
Dividends paid	(2,469)	(2,398)
Hedge contracts relating to dividend payments	(22)	(93)
Repayment of obligations under leases	(111)	(107)
Movement in short-term borrowings	(182)	1,353
Net cash inflow/(outflow) from financing activities	4,558	(1,236)
Net increase in cash and cash equivalents in the period	7,703	100
Cash and cash equivalents at the beginning of the period	7,546	5,223
Exchange rate effects	(52)	(18)
Cash and cash equivalents at the end of the period	15,197	5,305
Cash and cash equivalents	15,567	5,673
Overdrafts	$ (370)	$ (368)